Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating Activities
Net (loss)	$ (3,922)	$ (2,907)	$ (22,268)	$ (13,290)
Adjustments to reconcile net loss to net cash: (used in) provided by operating activities
Depreciation	273	180	872	561
Allowance for doubtful accounts		191	194	158
Inventories impairment	234		1,689	0
Non-cash lease expense	39	26	(26)	102
Inventory casualty losses				1,376
Deferred income tax expense	29		(72)	1,200
Share-based compensation		87	14,061	644
Non-cash PIK interest		21	30	83
(Gain) on sale of equipment		(17)	(18)
Loss on financing transaction	876		4,043
Change in fair value of warrants liabilities	(29)		(195)
Loss (gain) in fair value of convertible notes	475	(287)	(970)
Increase (decrease) in cash resulting from changes in:
Trade accounts receivable	1,763	554	(928)	(211)
Deferred transaction costs	(483)	(1,633)	(1,098)
Inventories	464	(89)	372	284
Other current assets	107	1,254	1,144	1,306
Other noncurrent assets				(1)
Trade accounts payable	1,583	1,765	(14)	461
Income taxes payable	1,565	9	480	511
Income taxes receivable	3	(39)	1	1,645
Contract liability	(1,028)	(66)	1,657	212
Other current liabilities	(18)	(59)	(110)	(14)
Right of use liabilities	(36)	(24)	(163)	(105)
Accrued expenses	(1,286)	475	(3,343)	1,897
Other liabilities			111	11
Net cash (used in) provided by operating activities	492	(418)	(4,551)	(3,170)
Investing Activities
Capital expenditures	(571)	(537)	(1,542)	(1,600)
Proceeds from sale of equipment		30	30
Net cash used in investing activities	(571)	(507)	(1,512)	(1,600)
Financing Activities
Repayments of line of credit			(900)
Proceeds from stockholder promissory notes				200
Repayments on stockholder promissory notes			(100)	(100)
Proceeds from convertible notes		150	1,806	950
Proceeds from financing transaction			4,481
Merger recapitalization			(2,344)
Net cash (used in) provided by financing activities	(585)	350	6,564	2,050
Net decrease in cash and cash equivalents	(664)	(575)	501	(2,720)
Cash and cash equivalents, beginning of period	1,155	654	654	3,374
Cash and cash equivalents, end of the period	491	79	1,155	654
Supplemental cash flow information
Interest paid	4		52	29
Income taxes paid		27	6	33
Non-cash investing and financing transactions
Conversion of stockholder promissory note and accrued interests into common stock			18,501
Conversion of convertible notes and accrued interest into common stock	4,475		2,054
Conversion of related party promissory note into convertible notes			1,000
Transfer of inducement shares in financing transaction	876		4,641
Legacy SMAP
Non-cash investing and financing transactions
Conversion of related party promissory note into convertible notes			1,324
Related Party
Financing Activities
Borrowings from related party promissory note			575	1,000
Legacy SMAP
Financing Activities
Borrowings from related party promissory note			1,524
First Insurance Funding
Financing Activities
Borrowings under line of credit			647
Repayments of line of credit	$ (385)		(25)
Wells Fargo
Financing Activities
Borrowings under line of credit				1,400
Repayments of line of credit				$ (1,400)
B1 Bank
Financing Activities
Borrowings under line of credit		$ 300	900
Repayments of line of credit			$ (900)